Impairment loss on goodwill	12 Months Ended
Jun. 30, 2025
Impairment Loss On Goodwill
Impairment loss on goodwill

21.	Impairment loss on goodwill

Acquisition of Bethesda Medical Pte Ltd and its subsidiary, Oasis Medical Clinic Pte Ltd (“Bethesda Group Acquisition”)

On April 30, 2025, the Company completed its acquisition on all of the ordinary shares in the issued and paid-up share capital of Bethesda Medical Pte Ltd, a company incorporated in Singapore. Pursuant to the Sale and Purchase Agreement, the aggregate consideration is S$10,339,950 (US$8,000,000).

Following the completion of the acquisition, Bethesda Medical Pte Ltd became a wholly owned indirect subsidiary of Basel Medical Group Ltd. The acquisition was in line with Basel Medical Group’s expansion strategy in Singapore and the broader Southeast Asian healthcare market. By broadening its service offerings and integrating advanced medical solutions, Basel Medical Group is positioning itself as a key player in the region’s evolving healthcare ecosystem.

The fair value of identifiable assets and liabilities of Bethesda Group as at the acquisition date were:

2025
S$

Purchase Consideration	10,339,950

Assets and liabilities recognised as a result of the acquisition:
Plant and equipment	613,330
Right-of-use assets	2,906,640
Deferred tax assets	34,700
Inventories	388,850
Trade and other receivables	1,344,120
Cash and cash equivalents	217,110
Lease liabilities	(2,906,640)
Deferred tax liabilities	(118,510)
Trade and other payables	(2,294,950)
Amount due to director	(193,950)
Net identifiable assets acquired	(9,300)
Add: Goodwill	10,349,250
Purchase consideration	10,339,950

The acquired business contributed revenue of S$895,362 and net profit of S$206,629 to the Group for the period from 1 May 2025 to 30 June 2025.

The purchase consideration of US$8,000,000 was settled in cash in tranches, with US$1,500,000 deferred cash consideration waived off in October 2025.

Impairment testing for CGUs containing goodwill

For the purposes of impairment testing, the carrying amount of the goodwill has been allocated to the respective clinics based on the revenue generated by each CGUs in the past 12 months as follows:

Clinics	Goodwill allocated S$
Bethesda Medical Clinic (Suntec)	3,721,673
Bethesda Medical Clinic (Grantral Mall-Macpherson)	1,812,274
Bethesda Medical Clinic (Toa Payoh)	1,632,637
Bethesda Medical Clinic (Beach Road)	1,185,408
Bethesda Medical Clinic (Margaret Drive)	847,978
Bethesda Medical Clinic (Tampines)	1,149,280
Total	10,349,250

The recoverable amount of CGUs were based on its value in use, determined by discounting the pre-tax future cash flows to be generated from the continuing use of the CGUs.

Key assumptions used in the estimation of value in use were as follows:

Discount rate	5.4%
Terminal growth rate	2%
Revenue growth rate for next five years	5%

The discount rate was a pre-tax measure based on the rate of 10-year government bonds issued by the government in the relevant market and in the same currency as the cash flows, adjusted for a risk premium to reflect both the increased risk of investing in equities generally and the systematic risk of the specific CGU.

Five years of cash flows were included in the discounted cash flow model.

Revenue growth was projected based on expectations of future outcomes taking into account the growth rate of comparable business in the industry.

As the new subsidiary’s operation has yet to be turned around, an impairment loss on the goodwill from this investment has been fully recognised in year ended June 30, 2025. Following the impairment loss, the carrying amount of the goodwill is nil.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024